Transactions with Related Parties (Details)	5 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended
	May 29, 2016 USD ($)	May 18, 2014 USD ($)	Jun. 18, 2015 USD ($) $ / shares shares	Jul. 29, 2016 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 20, 2016 USD ($)	Sep. 19, 2016 USD ($)	Nov. 13, 2014 USD ($)	Nov. 30, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 18, 2016	Oct. 25, 2016	Jun. 30, 2016	Feb. 18, 2015 USD ($)	Nov. 18, 2014 USD ($)	Oct. 09, 2013 USD ($)
Related Party Transaction [Line Items]
Amount drawn down										$ 0		$ 192,930,000	$ 161,932,000
Navios Holdings' interest in Navios South American Logistics Inc.										46.10%
Due from related parties, long-term										$ 80,068,000		16,474,000
Amount outstanding										436,254,000		539,535,000
Management fees										97,866,000		95,336,000	95,827,000
General and administrative expenses										17,057,000		15,532,000	14,588,000
Due from related parties, short term										25,047,000		17,837,000
Amount incurred for specialized work in connection with certain vessels										730,000
Investment in affiliates										196,695,000		204,808,000
Gain on sale of vessels recognized at time of sale										11,749,000		5,771,000	22,599,000
Deferred gain on sale of assets										8,823,000		8,971,000	0
Deferred Gain On Sale Of Property										7,829,000		8,982,000
Equity in net earnings of affiliated companies										15,499,000		18,436,000	2,000,000
Deferred revenue										8,519,000		7,600,000
Cash award, authorized amount										4,010,000
Options Vessels
Related Party Transaction [Line Items]
Number of vessels														7
Options exercised
Related Party Transaction [Line Items]
Number of vessels																2
Options held
Related Party Transaction [Line Items]
Number of vessels														5
Options extended
Related Party Transaction [Line Items]
Number of vessels															3
The Navios Holdings Credit Facilities
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity							$ 70,000,000			40,000,000
Arrangement fee							$ 700,000			$ 400,000
Amount drawn down						$ 50,000,000
Interest rate percentage							8.75%
Interest rate description										LIBOR plus 300 bps
Navios Holdings' interest in Navios South American Logistics Inc.							78.50%
Due from related parties, long-term										$ 50,661,000
Loan margin percentage										3.00%
Line of credit facility amendment date										Nov. 08, 2011
Line of credit facility maturity date							Nov. 15, 2018
Amount outstanding										$ 0
Interest expense, Related party										1,240,000
Navios Holdings, Short term credit facility
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity										200,000,000
Arrangement fee										$ 4,000,000
Amount drawn down								$ 169,650,000
Interest rate percentage										6.00%
Line of credit facility amendment date										Nov. 11, 2014
Line of credit facility maturity date										Dec. 29, 2014
$50,000 Revolver with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity										$ 50,000,000
Amount drawn down										$ 0
Interest rate percentage										3.00%
Interest rate description										LIBOR plus 300bps
Line of credit facility maturity date										Apr. 14, 2016
Amendment of Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement										May 29, 2018
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
Maturity date of agreement										May 31, 2020
General and administrative expenses										$ 9,427,000		7,608,000	7,314,000
LR1 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 7,150
Duration of agreement	2 years
LR1 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 7,000
MR2 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,350
Duration of agreement	2 years
MR2 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		6,000
MR2 Chemical Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,350
Duration of agreement	2 years
MR2 Chemical Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		6,000
VLCC | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 9,500
Duration of agreement	2 years
VLCC | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 9,500
Nave Celeste
Related Party Transaction [Line Items]
Duration of agreement										2 years
Charter hire daily rate										$ 35,000
Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Gain on sale of vessels, total			$ 14,742,000
Gain on sale of vessels recognized at time of sale			5,771,000
Deferred gain on sale of assets			8,971,000
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties										12,301,000		10,266,000
Investment in affiliates										5,967,000		5,498,000							$ 4,750,000
Unamortized difference of investment										4,710,000		5,386,000							$ 6,763,000
Equity in net earnings of affiliated companies										1,302,000		1,294,000	829,000
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties										16,393,000		8,525,000
Investment in affiliates										5,894,000		7,342,000					$ 6,650,000
Unamortized difference of investment										7,953,000		8,895,000					$ 9,419,000
Equity in net earnings of affiliated companies										(22,000)		1,317,000
Navios Midstream
Related Party Transaction [Line Items]
Amount drawn down									$ 104,451,000
Loss recognised as a result of the issuance of common units of Navios Midstream										$ (246,000)
Backstop Agreement with Navios Midstream										On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Navios Midstream has currently entered into new charter contracts for the above vessels with third parties upon their delivery in first quarter of 2017. Those contracts provide for index linked charter rates or pool earnings as the case may be. Backstop commitments will be triggered if the actual rates achieved are below the backstop rates.
General partnership interests | shares					5,655						1,143
Navios GP LLC general partner interest in Navios Midstream									2.00%	2.00%
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests				$ 25,000,000
Navios Acquisition interest in Navios Midstream										60.90%
Investment in affiliates			27,665,000							$ 184,834,000		191,968,000						$ 183,141,000
Unamortized difference of investment			2,554,000							21,221,000		22,120,000						20,169,000
Deferred Gain On Sale Of Property										8,823,000		8,982,000
Equity in net earnings of affiliated companies										14,219,000		15,825,000	$ 1,171,000
Deferred revenue										994,000		0
Deferred gain recognized										$ 159,000		11,000
Aggregate consideration for general partner interests					$ 75,000						$ 14,000
Navios Midstream | Tangible Assets
Related Party Transaction [Line Items]
Unamortized difference of investment			2,626,000															20,501,000
Navios Midstream | Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Sale price			100,000,000
Cash received			73,000,000
Shinyo Ocean Limited
Related Party Transaction [Line Items]
Duration of agreement										2 years
Charter hire daily rate										$ 38,400
Shinyo Kannika Limited
Related Party Transaction [Line Items]
Duration of agreement										2 years
Charter hire daily rate										$ 38,000
Navios Holdings and Navios Midstream
Related Party Transaction [Line Items]
Due from related parties										$ 25,760,000		$ 15,520,000
Intangible Assets | Navios Midstream
Related Party Transaction [Line Items]
Unamortized difference of investment			$ (72,000)															$ (332,000)
Subordinated Series A Units | Navios Midstream
Related Party Transaction [Line Items]
Units exchanged | shares			1,592,920
Share price | $ / shares			$ 17.02
General Partner Units | Navios Midstream
Related Party Transaction [Line Items]
Units exchanged | shares			32,509						381,334
Proceeds from issuance of general partner units			$ 551,000